Property and Equipment - Summary of Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Cost	$ 8,449
Depreciation, property, plant and equipment	2,568	$ 1,861
Disposals / retirements	0	(3,255)
Subtotal	10,412	8,449
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost	10,776	11,134
Additions	1,719	3,430
Additions through business acquisitions (note 3)	2,790	0
Disposals / retirements	0	(3,473)
Foreign currency translation adjustment	8	(315)
Subtotal	15,293	10,776
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost	(2,327)	(3,962)
Depreciation, property, plant and equipment	2,568	1,861
Foreign currency translation adjustment	(14)	(241)
Subtotal	(4,881)	(2,327)
Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Cost	1,627
Disposals / retirements	0	(964)
Subtotal	1,426	1,627
Furniture, fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost	1,738	2,333
Additions	56	553
Additions through business acquisitions (note 3)	79	0
Disposals / retirements	0	(1,150)
Foreign currency translation adjustment	1	2
Subtotal	1,874	1,738
Furniture, fixtures and equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost	(111)	(699)
Depreciation, property, plant and equipment	337	381
Foreign currency translation adjustment	0	(5)
Subtotal	(448)	(111)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Cost	1,789
Disposals / retirements	0	(1,188)
Subtotal	2,842	1,789
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost	2,889	3,190
Additions	1,444	1,195
Additions through business acquisitions (note 3)	591	0
Disposals / retirements	0	(1,217)
Foreign currency translation adjustment	1	(279)
Subtotal	4,925	2,889
Computer equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost	(1,100)	(1,752)
Depreciation, property, plant and equipment	996	765
Foreign currency translation adjustment	(13)	(229)
Subtotal	(2,083)	(1,100)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Cost	5,033
Disposals / retirements	0	(1,103)
Subtotal	6,144	5,033
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost	6,149	5,611
Additions	219	1,682
Additions through business acquisitions (note 3)	2,120	0
Disposals / retirements	0	(1,106)
Foreign currency translation adjustment	6	(38)
Subtotal	8,494	6,149
Leasehold improvements | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost	(1,116)	(1,511)
Depreciation, property, plant and equipment	1,235	715
Foreign currency translation adjustment	(1)	(7)
Subtotal	$ (2,350)	$ (1,116)